Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Schedule of anti dilutive net loss per common shares
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020

Net loss	$(1,712,920)	$(597,395)	$(5,349,621)	$(2,840,217)
Deemed dividend upon redemption of 5,221,156 shares of Series 1c convertible preferred stock	$269,038	$-	$269,038	$-
Deemed dividend upon amendment of the terms to the Series 1d convertible preferred stock	$2,293,199	$-	$2,293,199	$-

Net loss attributable to common stockholders	$(4,275,157)	$(597,395)	$(7,911,858)	$(2,840,217)

Basic and diluted net loss per common unit/share	$(0.86)	$(0.31)	$(2.69)	$(1.49)
Weighted-average basic and diluted common units/shares	4,980,306	1,911,009	2,945,351	1,911,009

	December 31,
	2019	2020
Numerator:
Net loss	$(4,721,356)	$(3,236,530)

Denominator:
Weighted-average basic and diluted common units	1,911,009	1,911,009

Basic and diluted net loss per common unit	$(2.47)	$(1.69)

Schedule of potentially dilutive securities
	As of
	September 30, 2021	September 30, 2020

Series 1 Preferred Units/Shares	-	336,882
Series 1a Preferred Units/Shares	-	244,811
Series 1a Preferred Warrant	-	69,212
Series 1b Preferred Units/Shares	-	317,058
Series 1c Preferred Units/Shares	-	2,270,866
Series 1d Preferred Units/Shares	-	-
Class B Common Units Profits Interests	-	365,245
Common Stock Options	523,199	-
Common Stock Warrants	3,091,657	-
Total potentially dilutive securities	3,614,856	3,604,074

	December 31,
	2019	2020
Series 1 Preferred 1 Preferred Units	336,882	336,882
Series 1a Preferred Units	243,897	244,811
Series 1a Preferred Warrant Units	70,126	69,212
Series 1b Preferred Units	317,058	317,058
Series 1c Preferred Units	2,183,758	2,270,866
Class B Common Units Profits Interests	359,676	365,245
Total potentially dilutive securities	3,511,397	3,604,074